INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN EQUITY METHOD INVESTEES

5	INVESTMENT IN EQUITY METHOD INVESTEES

Actions Microelectronics Co., Ltd (Beijing) ("Beijing Actions")

Beijing Actions is a private company which provides SoC chips and solutions to display and projection markets.

As of December 31, 2014 and 2015, the Group owned 45.8% interest of equity interest in Beijing Actions.

No change in ownership interest and no additional capital injection were noted for 2013, 2014 and 2015 and the Group continues its significant influence in Beijing Actions as of December 31, 2014 and 2015.

Nann Capital Corporation ("Nann Capital")

Nann Capital is a private investment holding company and the Group owned 40% interest of equity interest in Nann Capital. The Group exercise significant influence but did not control Nann Capital and the investment in Nann Capital is accounted for under the equity method of accounting.

In May 2014, the Group further invested $9,016 to maintain its 40% interest due to a capital contribution by all shareholders.

No change in ownership interest and no additional capital injection were noted for 2015.

The carrying value of equity method investees is illustrated as below:

	At December 31,
	2014	2015
Beijing Actions	$3,332	$3,336
Nann Capital	24,020	23,626
	$27,352	$26,962

The summarized financial information prepared in accordance with U.S.GAAP of equity method investees is illustrated as below:

	2014	2015
Balance sheets
Current assets	$24,187	$18,757
Non-current assets	44,439	46,436
Current liabilities	1,200	572
Non-current liabilities	-	-

	2013	2014	2015
Results of operations
Revenues	$5,446	$9,144	$8,207
Gross profit	3,056	5,478	4,632
(Loss) income from operations	(933)	653	(397)
Net (loss) income	$(787)	$1,093	$(63)